SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Single Reportable Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF SEGMENT REPORTING

	For the six months ended June 30, 2026
	Skincare Products & Service	Technical Service	Total
Revenues	$4,867,853	$-	$4,867,853
Cost of goods sold	4,238,942	-	4,238,942
Gross profit	628,911	-	628,911
Depreciation and amortization	2,801,438	-	2,801,438
Capital expenditures	4,296,720	-	4,296,720
Loss from operations	(15,857,609)	-	(15,857,609)
Income tax benefits	-	-	-
Segment (loss) profit	(15,847,413)	-	(15,847,413)
Segment assets	$93,154,581	$20	$93,154,601

	For the six months ended June 30, 2025
	Skincare Products & Service	Technical Service	Total
Revenues	$2,477,852	$-	$2,477,852
Cost of goods sold	2,160,129	-	2,160,129
Gross profit	317,723	-	317,723
Depreciation and amortization	709,959	-	709,959
Capital expenditures	15,899,767	-	15,899,767
Loss from operations	(1,375,342)	-	(1,375,342)
Income tax benefits	499	-	499
Segment (loss) profit	(1,361,018)	-	(1,361,018)
Segment assets	$58,153,803	$1,993,533	$60,147,336